INTEREST EXPENSES	12 Months Ended
Dec. 31, 2023
INTEREST EXPENSES
INTEREST EXPENSES

22.    INTEREST EXPENSES

	Year ended December 31,
	2021	2022	2023

	(HK$ in thousands)
Interest expenses for securities borrowed
Due to brokers	18,624	183,138	722,310
Due to clients	132,034	26,650	15,467
Interest expenses for margin financing
Due to banks	125,002	74,397	171,451
Due to other licensed financial institutions	51,179	8,318	131
Interest expenses for other businesses	50,063	—	1,400
Total	376,902	292,503	910,759